Debt due within one year - Schedule of Debt Due Within One Year (Details) $ in Millions, $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	$ 837			$ 525
Total debt due within one year	$ 3,881		$ 4,938	4,645
Notes payable | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2019	2.03%	2.03%
Loans secured by trade receivables | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2019	2.71%	2.71%
Long-term debt due within one year | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2019	4.77%	4.77%
Finance leases | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2019
Gross carrying amount | Notes payable
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 1,994			3,201
Gross carrying amount | Loans secured by trade receivables
Disclosure of detailed information about borrowings [line items]
Current borrowings	1,050			919
Gross carrying amount | Long-term debt due within one year
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	837			525
Gross carrying amount | Commercial paper
Disclosure of detailed information about borrowings [line items]
Current borrowings	1,951	$ 1,502		3,156	$ 2,314
Gross carrying amount | Finance leases
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	$ 775			$ 466